Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 23,446
2022	43,257
2023	43,183
2024	53,957
2025	53,535
Thereafter	368,014
Total future minimum payments	585,392
Minimum payments related to leases that have not yet commenced	(159,085)
Minimum payments related to variable lease payments, including non-lease components	(236,607)
Imputed interest	(34,813)
Total lease liabilities	$ 154,887